Interest Expense and Amortized Debt Issuance Costs - Summary of Interest Expense And Amortized Debt Issuance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Expense And Amortized Debt Issuance Costs [Abstract]
Interest expense	$ 6,839	$ 3,950	$ 21,809	$ 18,722	$ 20,091
Amortized debt issuance costs	609	521	2,310	1,945	1,785
Interest expense and amortized debt issuance costs	$ 7,448	$ 4,471	$ 24,119	$ 20,667	$ 21,876